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                                                                    [LOGO]
                                                                    THE HARTFORD


January 27, 2003


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549
Attention: Filing Room

RE:    FORTIS BENEFITS INSURANCE COMPANY
       VARIABLE ACCOUNT D ("REGISTRANT")
       EMPOWER VARIABLE ANNUITY
       FILE NO. 333-43799

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

       1. The form of Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

       2. The text of the Registrant's most recent post-effective amendment has been filed electronically with the Securities and Exchange Commission on January 21, 2003.

If you should have any additional questions, please feel free to contact me at
(860) 843-3467.

Sincerely,

/s/ Krystal Miarecki

Krystal Miarecki
Legal Assistant